OTHER NON-CURRENT ASSETS (Schedule of other non-current assets ) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER NON-CURRENT ASSETS [Abstract]
Rental and other deposits	$ 2,261	$ 2,312
Interest receivable	7,504	11,401
Issuance costs for convertible senior notes (Note 16)	5,670	8,256
Others	1,121	658
Other non-current assets	$ 16,556	$ 22,627